WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	CONSUMER DISCRETIONARY — 9.8%
5,849	Boot Barn Holdings, Inc.*	$856,060
10,811	Planet Fitness, Inc. - Class A*	804,122
4,153	RH*	580,673
8,236	SharkNinja, Inc.*	872,192
5,499	Texas Roadhouse, Inc.	908,105
3,859	Wingstop, Inc.	598,029
		4,619,181
	CONSUMER STAPLES — 3.5%
16,300	Chefs' Warehouse, Inc.*	969,035
7,655	Performance Food Group Co.*	655,727
		1,624,762
	ENERGY — 1.0%
4,032	Nextpower, Inc. - Class A*	486,058
	FINANCIALS — 5.6%
4,100	Evercore, Inc. - Class A	1,223,891
2,384	Primerica, Inc.	597,144
7,344	UMB Financial Corp.	828,330
		2,649,365
	HEALTH CARE — 27.5%
3,230	Apogee Therapeutics, Inc.*	271,869
7,356	Arrowhead Pharmaceuticals, Inc.*	461,221
17,177	AtriCure, Inc.*	490,060
24,271	Axogen, Inc.*	804,098
5,028	Axsome Therapeutics, Inc.*	849,833
8,448	Bio-Techne Corp.	441,492
8,055	Bridgebio Pharma, Inc.*	598,164
4,029	Ensign Group, Inc.	811,843
4,151	Glaukos Corp.*	446,897
8,973	Globus Medical, Inc. - Class A*	773,114
8,510	Guardant Health, Inc.*	786,069
9,855	HealthEquity, Inc.*	823,582
10,823	Ideaya Biosciences, Inc.*	360,622
4,989	iRhythm Technologies, Inc.*	588,802
7,095	Kymera Therapeutics, Inc.*	590,943
1,899	Ligand Pharmaceuticals, Inc.*	379,135
1,226	Madrigal Pharmaceuticals, Inc.*	641,774
12,810	Omnicell, Inc.*	427,598
2,014	Palvella Therapeutics, Inc.*	251,045
4,850	PTC Therapeutics, Inc.*	330,431
12,039	RadNet, Inc.*	672,860

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
4,832	Revolution Medicines, Inc.*	$469,912
4,052	Rhythm Pharmaceuticals, Inc.*	352,402
4,781	Vaxcyte, Inc.*	277,824
		12,901,590
	INDUSTRIALS — 33.1%
10,626	AAON, Inc.	879,302
4,592	Advanced Energy Industries, Inc.	1,481,884
5,448	Applied Industrial Technologies, Inc.	1,445,463
1,018	Argan, Inc.	554,454
8,371	Donaldson Co., Inc.	710,447
5,168	Ducommun, Inc.*	630,496
2,154	Dycom Industries, Inc.*	729,818
27,226	Forgent Power Solutions, Inc.*	796,905
3,223	Installed Building Products, Inc.	854,578
6,216	Karman Holdings, Inc.*	497,591
11,034	Kratos Defense & Security Solutions, Inc.*	778,007
9,634	Mercury Systems, Inc.*	702,415
8,131	Novanta, Inc.*	960,352
6,069	Primoris Services Corp.	868,110
4,735	Regal Rexnord Corp.	886,676
2,709	Saia, Inc.*	951,618
4,696	SiteOne Landscape Supply, Inc.*	625,085
904	Sterling Infrastructure, Inc.*	368,172
2,276	TopBuild Corp.*	799,559
		15,520,932
	MATERIALS — 4.3%
4,844	Advanced Drainage Systems, Inc.	664,258
18,418	Avient Corp.	668,573
24,780	Energy Fuels, Inc.*	452,235
17,649	Uranium Energy Corp.*	238,262
		2,023,328
	REAL ESTATE — 3.7%
17,968	American Healthcare REIT, Inc. - REIT	847,371
4,722	EastGroup Properties, Inc. - REIT	873,995
		1,721,366
	TECHNOLOGY — 8.1%
15,166	ACI Worldwide, Inc.*	621,957
6,029	Agilysys, Inc.*	428,903
3,475	Credo Technology Group Holding, Ltd.*	326,198
1,294	Fabrinet*	674,847

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
7,727	Rambus, Inc.*	$664,754
7,701	Semtech Corp.*	592,130
8,080	ServiceTitan, Inc. - Class A*	512,757
		3,821,546
	TOTAL COMMON STOCKS
	(Cost $41,835,819)	45,368,128
	SHORT-TERM INVESTMENTS — 3.5%
1,638,786	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.46%[1]	1,638,786
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,638,786)	1,638,786
	TOTAL INVESTMENTS — 100.1%
	(Cost $43,474,605)	47,006,914
	Liabilities in Excess of Other Assets — (0.1)%	(39,838)
	TOTAL NET ASSETS — 100.0%	$46,967,076

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.